RISK MANAGEMENT POLICIES - Sensitivity to reasonably possible additional variation in interest rates for next year (Details) - Interest rate risk [member] - ARS ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest rate risk
Decrease in the interest rate	$ 147,263,000	$ 508,225,000
Increase in the interest rate	$ 198,390,000	$ (506,680,000)
Argentina, Pesos [member]
Interest rate risk
Decrease in the interest rate	4.00%	4.00%
Increase in the interest rate	4.00%	4.00%
US Dollar [member]
Interest rate risk
Decrease in the interest rate	2.00%	2.00%
Increase in the interest rate	2.00%	2.00%